Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of changes in lease liabilities

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,604	18,439	23,043
Remeasurement / new contracts	2,730	2,219	4,949
Payment of principal and interest (*)	(1,785)	(3,638)	(5,423)
Interest expenses	365	991	1,356
Foreign exchange gains and losses	(169)	(1,221)	(1,390)
Translation adjustment	287	1,170	1,457
Transfers	(12)	(135)	(147)
Balance at December 31, 2022	6,020	17,825	23,845
Current			5,557
Non-current			18,288
(*) The Repayment of lease liability, disclosed in the Statements of Cash Flows, includes US$ 7 related to assets classified as held for sale.

	In Brazil	Abroad	Total
Balance at December 31, 2020	4,340	17,310	21,650
Remeasurement / new contracts	1,655	4,474	6,129
Payment of principal and interest	(1,560)	(4,267)	(5,827)
Interest expenses	243	990	1,233
Foreign exchange gains and losses	151	1,288	1,439
Translation adjustment	(272)	(1,310)	(1,582)
Transfers	47	(46)	1
Balance at December 31, 2021	4,604	18,439	23,043
Current			5,432
Non-current			17,611

Summary of main information by class of underlying assets

Nominal Future Payments	up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,813	2,000	1,141	491	340	1,695	8,480	255
Others	93	40	19	5	−	−	157	14
With readjustment - abroad (*)
Vessels	238	213	179	158	131	17	936	−
Platforms	1,546	1,539	1,461	1,368	1,358	10,992	18,264	−
With readjustment - Brazil
Vessels	609	464	288	109	18	10	1,498	120
Properties	159	209	163	156	175	1,365	2,227	93
Others	252	156	129	107	100	419	1,163	73
Nominal amounts on December 31, 2022	5,710	4,621	3,380	2,394	2,122	14,498	32,725	555
Nominal amounts on December 31, 2021	5,567	3,944	3,027	2,309	1,972	14,608	31,427	346
(*) Contracts signed in the U.S. Dollars.

Summary of maturity schedule of the lease arrangements

Present Value of Future Payments	Discount rate (%)	Average Period	Recoverable taxes	Closing Balance	Opening Balance
Without readjustment
Vessels	4,0518	5.8 years	255	7,421	6,201
Others	2,5774	2.6 years	14	149	202
With readjustment - abroad (*)
Platforms	5,7393	13.9 years	−	12,340	13,059
Vessels	4,4127	4.2 years	−	838	1,431
With readjustment - Brazil
Vessels	7,8958	2.8 years	120	1,298	850
Properties	8,0496	22.7 years	93	1,010	590
Others	9,8752	7.7 years	73	789	710
Total (**)	5,5127	11.4 years	555	23,845	23,043
(*) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms .
(**) Total amount, except for the average period column.

Schedule of variable payments and amounts less than 1 year recognized as an expense

	31.12.2022	31.12.2021
Variable payments	1,060	898
Variable payments x fixed payments	20%	15%
Up to 1 year maturity	118	110